Income taxes (Tables)	12 Months Ended
Mar. 29, 2026
Income taxes paid (refund) [abstract]
Schedule of Major Components of Tax Expense (Income)
The components of the provision for income tax are as follows:

	Year ended
	March 29, 2026	March 30, 2025	March 31, 2024
Current income tax expense	$	$	$
Current period	17.9	33.0	15.4
Current tax related to Pillar Two income taxes	—	3.7	—
Adjustment in respect of prior periods	(0.6)	(1.2)	9.5
	17.3	35.5	24.9
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	9.2	(13.4)	(0.8)
Effect of change in income tax rates	(1.1)	1.3	(0.2)
Adjustment in respect of prior periods	0.6	1.1	(6.3)
	8.7	(11.0)	(7.3)
Total income tax expense	26.0	24.5	17.6

Schedule of Effective Income Tax Rate Reconciliation
The effective income tax rates differ from the weighted average basic Canadian federal and provincial statutory income tax rates for the following reasons:

	Year ended
	March 29, 2026	March 30, 2025	March 31, 2024
	$	$	$
Income before income taxes	53.8	128.1	75.7
Expected Statutory Rate	25.2%	25.3%	25.5%
Income tax at expected statutory rate	13.6	32.5	19.3
Non-deductible (taxable) items	0.2	(1.7)	(0.1)
Non-deductible stock option expense	2.0	2.5	1.7
Effect of foreign tax rates	7.8	(6.6)	(10.3)
Non-deductible (taxable) remeasurement of Earn-out	2.2	—	—
Non-deductible (taxable) remeasurement of put option liability	0.4	(2.7)	1.4
Non-deductible (taxable) foreign exchange (gain) loss	(0.2)	0.5	0.9
Change in tax rates	(1.1)	1.3	(0.2)
Change in deferred tax asset not recognized	—	(1.5)	1.7
Other including adjustments in respect of prior years	1.1	0.2	3.2
Total income tax expense	26.0	24.5	17.6

Schedule of Components and Changes in Deferred Tax Assets and Liabilities
The significant components of deferred tax assets (liabilities) and their fiscal year over year change consist of the following:

		Change in the year affecting
	March 30, 2025	Net income	Foreign exchange translation	Other comprehensive income	March 29, 2026
	$	$	$	$	$
Losses carried forward	23.8	(0.1)	—	—	23.7
Other liabilities and provisions	25.6	2.1	(0.5)	—	27.2
Capital lease	12.0	1.2	(0.1)	—	13.1
Unrealized profit in inventory	47.1	(9.9)	(0.8)	—	36.4
Total deferred tax asset	108.5	(6.7)	(1.4)	—	100.4
Unrealized foreign exchange	—	(1.7)	—	1.1	(0.6)
Intangible assets	(22.5)	(0.4)	(0.3)	—	(23.2)
Property, plant and equipment	(11.1)	0.1	0.3	—	(10.7)
Total deferred tax liabilities	(33.6)	(2.0)	—	1.1	(34.5)
Net deferred tax assets	74.9	(8.7)	(1.4)	1.1	65.9
The change in deferred tax assets and liabilities as presented in the statement of financial position are as follows:

		Changes in the year affecting
	March 30, 2025	Adjustments	Net income	Foreign exchange translation	Other comprehensive income	March 29, 2026
	$	$	$	$	$	$
Deferred tax assets	95.7	—	(17.3)	(1.5)	—	76.9
Deferred tax liabilities	(20.8)	—	8.6	0.1	1.1	(11.0)
	74.9	—	(8.7)	(1.4)	1.1	65.9

Schedule of Tax Loss Carryforwards
As at March 29, 2026, the Company had the following losses carried forward available to reduce future years’ taxable income, which losses expire as follows:

$
Expiring within 5 years	—
Between 5 and 10 years	29.5
Between 10 and 15 years	13.1
Between 15 and 20 years	50.0
Indefinite	4.3
Total	96.9
As at March 29, 2026, the Company had the following losses carried forward available to reduce future years’ taxable income geographically as follows:

$
Canada	63.0
United States	—
North America	63.0
EMEA[1]	33.9
Total	96.9
1EMEA comprises Europe, the Middle East, Africa, and Latin America.